Risk management, derivative instruments and concentrations of risk (Tables)	9 Months Ended
Sep. 30, 2019
Risk management, derivative instruments and concentrations of risk
Schedule of interest rate swap agreements

As of September 30, 2019, the following interest rate swap agreements were outstanding:

			Fair
			value
	Interest		carrying		Fixed
	rate	Notional	amount		interest
(in thousands of U.S. dollars)	index	amount	liability	Term	rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$121,787	(4,438)	Sept 2026	2.8%
$385 million facility swaps (2)	LIBOR	$62,652	(3,963)	Jan 2026	2.9%
$385 million facility swaps (2)	LIBOR	$62,652	(3,588)	Oct 2025	2.8%
$385 million facility swaps (2)	LIBOR	$63,826	(3,391)	Jan 2026	2.7%
$385 million facility swaps (2)	LIBOR	$63,826	(3,156)	Jan 2026	2.7%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.

Schedule of fair value of derivative instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets. All derivatives are designated as cash flow hedging instruments.

Fair value of derivative instruments

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of September 30, 2019
Interest rate swaps	$—	$—	$(2,600)	$(15,936)
As of December 31, 2018
Interest rate swaps	$1,199	$—	$(259)	$(2,438)

Schedule of effect of cash flow hedge accounting on the consolidated statement of income

The following effects of cash flow hedges relating to interest rate swaps are included in interest expense and income tax expense in the consolidated statements of income which are the same lines as the earnings effects of the hedged item for the three and nine months ended September 30, 2019.

Effect of cash flow hedge accounting on the consolidated statement of income

	Three months ended		Nine months ended
	September 30, 2019		September 30, 2019
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(290)	$—	$(402)	$—
Amortization of amount excluded from hedge effectiveness	242	—	710	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	60	(731)	177
Settlement of cash flow hedge	—	—	199	—
Total gains (losses) on derivative instruments	$(304)	$60	$(224)	$177

The following effects of cash flow hedges relating to interest rate swaps are included in total gains (losses) on derivative instruments in the consolidated statements of income for the three and nine months ended September 30, 2018.

	Three months ended	Nine months ended
(in thousands of U.S. dollars)	September 30, 2018	September 30, 2018
Interest rate swaps:
Ineffective portion of cash flow hedge	$(26)	$(3)
Amortization of amount excluded from hedge effectiveness	756	2,336
Reclassification from accumulated other comprehensive income	(214)	(641)
Unrealized gains (losses)	516	1,692
Realized gains (losses)	—	—
Total gains (losses) on derivative instruments	$516	$1,692

Schedule of effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive income
	Before tax	Tax benefit	Accumulated OCI:	Earnings
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	Interest expense	Tax benefit
Accumulated OCI as of December 31, 2018	$(5,902)	565	$(5,337)
Initial value of interest rate swap to be recognized in earnings on amortization approach	(625)	—	(625)
Effective portion of unrealized loss on cash flow hedge	(16,327)	—	(16,327)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	402	—	402	(402)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	731	(177)	554	(731)	177
Other comprehensive income for period	(15,819)	(177)	(15,996)
Accumulated OCI as of September 30, 2019	$(21,721)	388	$(21,333)
Gain (loss) reclassified to earnings				$(1,133)	$177

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income ("OCI") is as follows as of and for the period ended September 30, 2018.

	Cash Flow Hedge
	Before tax
	gains	Tax benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	4,236	—	4,236	4,236
Reclassification of amortization of cash flow hedge to earnings	641	(242)	399	399
Other comprehensive income for period	4,877	(242)	4,635	4,635
Balance as of September 30, 2018	$1,265	622	1,887	$1,887